Consolidated Condensed Balance Sheets (Current Period Unaudited) (Q3) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 2,721,113			$ 1,126,124				$ 3,617,234	$ 4,230,548
Short-term investments	313,737			452,301				503,810
Accounts receivable	135,207			378,865				251,846
Other current assets	54,862			45,381				103,397
Total current assets	3,224,919			2,002,671				4,476,287
Equipment, net	6,369			15,514				27,747
Other long-term assets				18,667				30,373
Total assets	3,231,288			2,036,852				4,534,407
Current liabilities:
Accounts payable	280,559			263,573				139,120
Accrued expenses	187,882			782,579				694,164
Deferred revenue	6,825
Accrued warrant liability	8,607			6,414				78,637
Total current liabilities	483,873			1,052,566				911,921
Non-current liabilities								8,459
Total liabilities	483,873			1,052,566				920,380
Stockholders' equity:
Preferred stock, $.005 par value; 1,000,000 shares authorized as of September 30, 2020 and December 31, 2019; 0 shares issued and outstanding as of September 30, 2020 and December 31, 2019
Common stock, $.005 par value; 25,000,000 shares authorized as of September 30, 2020 and December 31, 2019; 13,016,387 and 11,298,239 shares issued and outstanding as of September 30, 2020 and December 31, 2019	65,077			56,487				56,487
Additional paid-in capital	166,764,577			163,161,523				163,161,523
Accumulated other comprehensive loss	(645,022)			(568,030)				(611,370)
Accumulated deficit	(168,409,330)			(166,705,572)				(164,058,585)
Total Cleveland BioLabs, Inc. stockholders' deficit	(2,224,698)			(4,055,592)				(1,451,945)
Noncontrolling interest in stockholders' equity	4,972,113			5,039,878				5,065,972
Total stockholders' equity	2,747,415	$ 3,291,902	$ 779,364	984,286	$ 246,830	$ 2,142,451	$ 2,761,465	3,614,027	$ 7,408,370
Total liabilities and stockholders' equity	$ 3,231,288			$ 2,036,852				$ 4,534,407